Accounts Receivable	3 Months Ended
Jun. 30, 2024
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

4. Accounts Receivable

The Company has evaluated the carrying value of accounts receivable as at June 30, 2024 in accordance with IFRS 9 and has determined that an allowance against accounts receivable of $1,263,899 (March 31, 2024 - $1,319,873) is warranted.